1
Ellsworth Growth and Income Fund Ltd.
Schedule of Investments — June 30, 2021 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS — 71 .2%
Aerospace — 0 .7%
$ 1,638,000 Kaman Corp. ,
3.250% , 05/01/24 ............. $ 1,736,342
Airlines — 1 .3%
1,505,000 JetBlue Airways Corp. ,
0.500% , 04/01/26 (a) ........... 1,507,257
1,000,000 Southwest Airlines Co. ,
1.250% , 05/01/25 ............. 1,519,375
3,026,632
Automotive — 0 .7%
1,500,000 Ford Motor Co. ,
Zero Coupon , 03/15/26 (a) ....... 1,665,937
Business Services — 2 .5%
2,000,000 MicroStrategy Inc. ,
Zero Coupon , 02/15/27 (a) ....... 1,502,000
2,000,000 Perficient Inc. ,
1.250% , 08/01/25 (a) ........... 3,293,800
1,000,000 RingCentral Inc. ,
Zero Coupon , 03/01/25 ......... 1,109,375
5,905,175
Cable and Satellite — 2 .2%
DISH Network Corp.
1,750,000 Zero Coupon , 12/15/25 (a) ....... 2,046,625
1,000,000 3.375% , 08/15/26 ............. 1,023,000
2,095,000 fuboTV Inc. ,
3.250% , 02/15/26 (a) ........... 2,077,978
5,147,603
Communications Equipment — 3 .9%
1,000,000 Harmonic Inc. ,
2.000% , 09/01/24 ............. 1,186,900
1,870,000 InterDigital Inc. ,
2.000% , 06/01/24 ............. 2,081,544
1,300,000 Kaleyra Inc. ,
6.125% , 06/01/26 (a) ........... 1,327,373
2,000,000 Lumentum Holdings Inc. ,
0.500% , 12/15/26 ............. 2,167,600
Vocera Communications Inc.
900,000 1.500% , 05/15/23 ............. 1,229,625
1,355,000 0.500% , 09/15/26 (a) ........... 1,287,250
9,280,292
Computer Software and Services — 22 .5%
Bandwidth Inc.
1,500,000 0.250% , 03/01/26 ............. 2,440,500
1,175,000 0.500% , 04/01/28 (a) ........... 1,213,187
2,000,000 Big Bear Inc. ,
6.000% , 06/01/26 ............. 2,000,000
Blackline Inc.
700,000 0.125% , 08/01/24 ............. 1,126,125
Principal
Amount
Market
Value
$ 1,340,000 Zero Coupon , 03/15/26 (a) ....... $ 1,293,100
1,875,000 Cardlytics Inc. ,
1.000% , 09/15/25 (a) ........... 3,112,500
695,000 Cloudflare Inc. ,
0.750% , 05/15/25 ............. 1,982,488
Coupa Software Inc.
870,000 0.125% , 06/15/25 ............. 1,507,797
1,375,000 0.375% , 06/15/26 ............. 1,593,109
3,000,000 CSG Systems International Inc. ,
4.250% , 03/15/36 ............. 3,106,800
335,000 Dropbox Inc. ,
Zero Coupon , 03/01/28 (a) ....... 368,500
2,030,000 Everbridge Inc. ,
0.125% , 12/15/24 ............. 2,779,831
2,000,000 i3 Verticals LLC ,
1.000% , 02/15/25 ............. 2,037,500
2,185,000 Limelight Networks Inc. ,
3.500% , 08/01/25 (a) ........... 1,986,126
1,250,000 LivePerson Inc. ,
0.750% , 03/01/24 ............. 2,186,349
1,500,000 Match Group Financeco 3 Inc. ,
2.000% , 01/15/30 (a) ........... 3,055,350
1,000,000 MercadoLibre Inc. ,
2.000% , 08/15/28 ............. 3,535,000
1,750,000 PAR Technology Corp. ,
2.875% , 04/15/26 ............. 3,174,489
2,000,000 Progress Software Corp. ,
1.000% , 04/15/26 (a) ........... 2,031,144
1,330,000 PROS Holdings Inc. ,
2.250% , 09/15/27 (a) ........... 1,744,794
1,735,000 Q2 Holdings Inc. ,
0.750% , 06/01/26 ............. 2,276,320
1,000,000 Shift4 Payments Inc. ,
Zero Coupon , 12/15/25 (a) ....... 1,353,100
2,000,000 Splunk Inc. ,
1.125% , 09/15/25 ............. 2,445,000
1,045,000 Varonis Systems Inc. ,
1.250% , 08/15/25 ............. 2,050,813
1,650,000 Workiva Inc. ,
1.125% , 08/15/26 ............. 2,519,771
52,919,693
Consumer Products — 3 .0%
1,050,000 Callaway Golf Co. ,
2.750% , 05/01/26 ............. 2,145,282
515,000 Cracker Barrel Old Country Store Inc. ,
0.625% , 06/15/26 (a) ........... 519,506
750,000 Farfetch Ltd. ,
3.750% , 05/01/27 ............. 2,437,500
1,045,000 National Vision Holdings Inc. ,
2.500% , 05/15/25 ............. 1,845,078
6,947,366

Ellsworth Growth and Income Fund Ltd.
Schedule of Investments (Continued) — June 30, 2021 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Consumer Services — 5 .5%
$ 1,470,000 NCL Corp. Ltd. ,
5.375% , 08/01/25 (a) ........... $ 2,680,545
Royal Caribbean Cruises Ltd.
430,000 4.250% , 06/15/23 (a) ........... 588,057
685,000 2.875% , 11/15/23 (a) ........... 862,234
685,000 Shopify Inc. ,
0.125% , 11/01/25 ............. 895,295
Square Inc.
500,000 0.500% , 05/15/23 ............. 1,566,510
1,000,000 0.250% , 11/01/27 (a) ........... 1,165,000
2,105,000 Stride Inc. ,
1.125% , 09/01/27 (a) ........... 1,960,176
865,000 Vroom Inc. ,
0.750% , 07/01/26 (a) ........... 897,870
2,060,000 Wayfair Inc. ,
0.625% , 10/01/25 (a) ........... 2,204,200
12,819,887
Diversified Industrial — 1 .0%
750,000 Chart Industries Inc. ,
1.000% , 11/15/24 (a) ........... 1,901,719
340,000 John Bean Technologies Corp. ,
0.250% , 05/15/26 (a) ........... 362,440
2,264,159
Energy and Utilities — 1 .5%
1,155,000 Bloom Energy Corp. ,
2.500% , 08/15/25 (a) ........... 2,064,447
1,700,000 Cheniere Energy Inc. ,
4.250% , 03/15/45 ............. 1,448,753
3,513,200
Financial Services — 4 .6%
875,000 Chimera Investment Corp. ,
7.000% , 04/01/23 ............. 2,005,938
1,025,000 Digitalbridge Operating Co. LLC ,
5.750% , 07/15/25 (a) (b) ......... 3,619,582
1,000,000 Encore Capital Group Inc. ,
3.250% , 03/15/22 ............. 1,132,500
750,000 GOL Equity Finance SA ,
3.750% , 07/15/24 (a) ........... 675,469
1,000,000 IIP Operating Partnership LP ,
3.750% , 02/21/24 (a) ........... 2,941,300
335,000 Repay Holdings Corp. ,
Zero Coupon , 02/01/26 (a) ....... 333,325
10,708,114
Food and Beverage — 0 .2%
485,000 The Cheesecake Factory Inc. ,
0.375% , 06/15/26 ............. 479,847
Principal
Amount
Market
Value
Health Care — 11 .3%
$ 1,545,000 1Life Healthcare Inc. ,
3.000% , 06/15/25 ............. $ 1,704,629
735,000 Coherus Biosciences Inc. ,
1.500% , 04/15/26 ............. 754,908
1,000,000 Collegium Pharmaceutical Inc. ,
2.625% , 02/15/26 ............. 1,081,368
1,000,000 CONMED Corp. ,
2.625% , 02/01/24 ............. 1,616,250
1,180,000 Cutera Inc. ,
2.250% , 03/15/26 (a) ........... 1,929,300
Dexcom Inc.
375,000 0.750% , 12/01/23 ............. 975,469
1,020,000 0.250% , 11/15/25 ............. 1,070,363
1,360,000 Esperion Therapeutics Inc. ,
4.000% , 11/15/25 (a) ........... 1,172,867
1,960,000 Exact Sciences Corp. ,
0.375% , 03/15/27 ............. 2,603,125
1,500,000 Insulet Corp. ,
0.375% , 09/01/26 ............. 2,046,562
Invacare Corp.
500,000 4.500% , 06/01/22 ............. 470,625
1,015,000 4.250% , 03/15/26 (a) ........... 1,017,936
629,000 Pacira BioSciences Inc. ,
2.375% , 04/01/22 ............. 688,362
1,390,000 PetIQ Inc. ,
4.000% , 06/01/26 ............. 2,095,425
1,254,000 Supernus Pharmaceuticals Inc. ,
0.625% , 04/01/23 ............. 1,239,109
2,000,000 Tabula Rasa HealthCare Inc. ,
1.750% , 02/15/26 ............. 2,052,600
1,870,000 Teladoc Health Inc. ,
1.250% , 06/01/27 ............. 2,102,628
1,500,000 Theravance Biopharma Inc. ,
3.250% , 11/01/23 ............. 1,428,750
500,000 Travere Therapeutics Inc. ,
2.500% , 09/15/25 ............. 425,334
26,475,610
Real Estate Investment Trusts — 1 .2%
375,000 Braemar Hotels & Resorts Inc. ,
4.500% , 06/01/26 (a) ........... 450,321
340,000 Pebblebrook Hotel Trust ,
1.750% , 12/15/26 ............. 387,260
675,000 Realogy Group LLC/Realogy Co.- Issuer
Corp. ,
0.250% , 06/15/26 (a) ........... 680,746
1,180,000 Summit Hotel Properties Inc. ,
1.500% , 02/15/26 ............. 1,221,890
2,740,217
Security Software — 5 .0%
1,395,000 2U Inc. ,
2.250% , 05/01/25 ............. 2,301,053

Ellsworth Growth and Income Fund Ltd.
Schedule of Investments (Continued) — June 30, 2021 (Unaudited)
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Security Software (Continued)
$ 1,500,000 CyberArk Software Ltd. ,
Zero Coupon , 11/15/24 ......... $ 1,629,450
515,000 Nice Ltd. ,
Zero Coupon , 09/15/25 (a) ....... 552,591
532,000 Nice Systems Inc. ,
1.250% , 01/15/24 ............. 1,579,707
1,000,000 Okta Inc. ,
0.375% , 06/15/26 ............. 1,250,870
2,190,000 Verint Systems Inc. ,
0.250% , 04/15/26 (a) ........... 2,158,345
1,515,000 Zscaler Inc. ,
0.125% , 07/01/25 (a) ........... 2,372,111
11,844,127
Semiconductors — 0 .2%
385,000 ON Semiconductor Corp. ,
Zero Coupon , 05/01/27 (a) ....... 402,556
Telecommunications — 2 .6%
2,060,000 8x8 Inc. ,
0.500% , 02/01/24 ............. 2,560,980
1,250,000 Infinera Corp. ,
2.500% , 03/01/27 ............. 1,903,454
1,345,000 PagerDuty Inc. ,
1.250% , 07/01/25 (a) ........... 1,756,906
6,221,340
Transportation — 1 .3%
1,700,000 Atlas Air Worldwide Holdings Inc. ,
1.875% , 06/01/24 ............. 2,177,062
680,000 Seaspan Corp. ,
3.750% , 12/15/25 (a) ........... 830,280
3,007,342
TOTAL CONVERTIBLE CORPORATE
BONDS .................... 167,105,439
Shares
CONVERTIBLE PREFERRED STOCKS — 0 .6%
Agriculture — 0 .4%
9,000 Bunge Ltd. ,
4.875% .................... 1,046,070
Business Services — 0 .2%
809,253 Amerivon Holdings LLC ,
4.000% (c) .................. 436,035
272,728 Amerivon Holdings LLC,  common equity
units
(c) ....................... 16,364
452,399
TOTAL CONVERTIBLE PREFERRED
STOCKS ................... 1,498,469
Shares
Market
Value
MANDATORY CONVERTIBLE SECURITIES (d) — 10 .6%
Automotive: Parts and Accessories — 1 .3%
17,100 Aptiv plc , Ser. A ,
5.500% , 06/15/23 ............. $ 3,057,822
Business Services — 0 .5%
12,000 Clarivate plc , Ser. A ,
5.250% , 06/01/24 ............. 1,256,400
Diversified Industrial — 1 .2%
15,000 Colfax Corp. ,
5.750% , 01/15/22 ............. 2,793,000
Energy and Utilities — 2 .1%
NextEra Energy Inc.
24,025 4.872% , 09/01/22 ............. 1,349,004
27,900 5.279% , 03/01/23 ............. 1,365,984
27,465 6.219% , 09/01/23 ............. 1,356,771
16,290 Spire Inc. , Ser. A ,
7.500% , 03/01/24 ............. 880,800
4,952,559
Equipment and Supplies — 0 .6%
1,000 Danaher Corp. , Ser. B ,
5.000% , 04/15/23 ............. 1,475,270
Financial Services — 1 .5%
1,730 2020 Cash Mandatory Exchangeable Trust ,
5.250% , 06/01/23 ............. 2,184,264
24,000 New York Community Capital Trust V ,
6.000% , 11/01/51 ............. 1,247,040
3,431,304
Health Care — 2 .1%
25,445 Avantor Inc. , Ser. A ,
6.250% , 05/15/22 ............. 2,787,754
40,900 Elanco Animal Health Inc. ,
5.000% , 02/01/23 ............. 2,194,694
4,982,448
Semiconductors — 1 .3%
1,945 Broadcom Inc. , Ser. A ,
8.000% , 09/30/22 ............. 2,956,147
TOTAL MANDATORY CONVERTIBLE
SECURITIES ................. 24,904,950
COMMON STOCKS — 15 .8%
Business Services — 1 .6%
13,000 PayPal Holdings Inc. † .............. 3,789,240
Communications Equipment — 0 .2%
40,000 Kaleyra Inc. † .................... 489,600
Computer Software and Services — 1 .7%
14,300 Microsoft Corp. .................. 3,873,870

Ellsworth Growth and Income Fund Ltd.
Schedule of Investments (Continued) — June 30, 2021 (Unaudited)
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) At June 30, 2021, the Fund held an investment in a restricted and illiquid security amounting to $3,619,582 or 1.54% of total investments, which was valued under methods approved by the Board of Trustees as follows:
(c) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
Shares
Market
Value
COMMON STOCKS (Continued)
Consumer Products — 0 .6%
24,000 Unilever plc , ADR ................. $ 1,404,000
Energy and Utilities — 0.0%
132 Goodrich Petroleum Corp. † .......... 1,971
Entertainment — 0 .9%
12,500 The Walt Disney Co. † .............. 2,197,125
Food and Beverage — 0 .5%
30,000 Conagra Brands Inc. ............... 1,091,400
Health Care — 2 .7%
12,960 Eli Lilly & Co. .................... 2,974,579
22,651 Merck & Co. Inc. .................. 1,761,568
2,265 Organon & Co. † .................. 68,539
40,000 Pfizer Inc. ...................... 1,566,400
6,371,086
Real Estate Investment Trusts — 5 .1%
10,000 American Tower Corp. .............. 2,701,400
16,100 Crown Castle International Corp. ....... 3,141,110
5,000 Equinix Inc. ..................... 4,013,000
7,000 SBA Communications Corp. .......... 2,230,900
12,086,410
Semiconductors — 0 .5%
20,000 Intel Corp. ...................... 1,122,800
Telecommunications — 2 .0%
30,000 AT&T Inc. ....................... 863,400
16,119 T-Mobile US Inc. † ................. 2,334,515
25,000 Verizon Communications Inc. ......... 1,400,750
4,598,665
TOTAL COMMON STOCKS ........... 37,026,167
WARRANTS — 0.0%
Energy and Utilities — 0.0%
1,131 Goodrich Petroleum Corp. , expire
10/12/26 † (c) ................ 0
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS — 1 .8%
$ 4,190,000 U.S. Treasury Bills,
0.014 % to 0.028% †† , 09/16/21 to
11/18/21 ................... 4,189,471
TOTAL INVESTMENTS — 100.0%
(Cost $ 165,128,758 ) ........... $ 234,724,496
Acquisition
Principal
Amount Issuer
Acquisition
Dates
Acquisition
Cost
06/30/21
Carrying
Value
Per Bond
$1,025,000 Digitalbridge Operating
Co. LLC ,
5.750% , 07/15/25 .....
07/17/20
- 11/11/20 $1,247,824 $3,531.30
ADR American Depositary Receipt